(ICON)

Prudential
Mortgage
Income
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1998

(LOGO)

Prudential Mortgage Income Fund, Inc.

Performance At A Glance.
Investors drove yields on U.S. Treasuries sharply lower in
1998
as they sought refuge from a global financial crisis by purchasing safe federal government securities. Mortgage rates fell in tandem with bond yields, enabling consumers to refinance their home loans.
The refinancing fueled increased prepayments on mortgage-backed securities, which hurt funds that invest in this sector of the bond market. The Prudential Mortgage Income Fund's returns trailed the Lipper Average primarily because we were slow to shift more of its assets into Treasuries, which are not subject to prepayments.

Cumulative      Total Returns1                As of 12/31/98
                      One         Five              Ten
Since
                      Year        Years            Years
Inception2
Class A               4.97%   34.33% (33.95)        N/A
84.66%  (84.15)
Class B               4.62    30.61  (30.24)   96.73%
(96.18)    284.23  (282.08)
Class C               4.62         N/A              N/A
32.29   (31.92)
Class Z               5.19         N/A              N/A
13.80   (13.64)
Lipper U.S.
Mortgage Fund Avg.3   6.08        33.67            116.61
***

Average Annual Total Returns1                       As of
12/31/98
          One        Five            Ten          Since
          Year       Years          Years       Inception2
Class A   0.77%   5.22% (5.16)       N/A        6.61% (6.58)
Class B  -0.38    5.32  (5.27)   7.00% (6.97)   8.37  (8.33)
Class C   2.57       N/A             N/A        6.30  (6.23)
Class Z   5.19       N/A             N/A        7.50  (7.42)

Distributions & Yields                            As of
12/31/98
            Total Distributions   30-Day
              Paid for 12 Mos.   SEC Yield
Class A          $0.90             5.04%
Class B          $0.81             5.31
Class C          $0.81             5.10
Class Z          $0.92             5.41

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for
Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class
C shares are subject to a front-end sales load of 1% and a CDSC of 1%
for 18 months. Class C shares bought before November 2, 1998 have a 1%
CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 4/2/82; Class
C, 8/1/94;
and Class Z, 3/18/97.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the U.S. Mortgage
Fund category.

***Lipper Since Inception returns are 93.62% for Class A;
379.41% for
Class B; 37.60% for Class C; and 15.40% for Class Z based on all funds in each share class.

How Investments Compared.
   (As of 12/31/98)
         (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks
to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Barbara L. Kenworthy, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Mortgage Income Fund seeks a high level of income over the long term consistent with providing reasonable safety in the value of each shareholder's investment by investing primarily in a portfolio of mortgage-backed securities, including those issued by the Government National
Mortgage Association (GNMA) and Federal National Mortgage Association (FNMA). It may also invest in obligations using mortgages as collateral as well as U.S. government obligations, high-quality corporate debt and money market instruments, and asset-backed securities. The Fund invests in bonds with a minimum credit quality of single-A and the effective maturity is generally in the intermediate-term range. There can be no assurance that the Fund will achieve its investment objective.

Merger Completed.

On January 14, 1999, shareholders voted to approve the merger of the Prudential Mortgage Income Fund into the Prudential
Government Income Fund. The merger became effective on January
22, 1999.

Strategy Session.
Coping With Rising Prepayments.
A major focus of our strategy was to minimize prepayments on the
Fund's mortgage-backed securities and maintain a high level of income as bond yields declined in 1998. Mortgage rates typically move in the same direction as bond yields. As home-loan rates fell, consumers saved money by refinancing their mortgages.
This, in turn, triggered early principal payments on the securities backed by these mortgages.

Investors dislike these prepayments because they are faced
with
reinvesting the money they get back at lower interest rates.
We
initially tried to avoid this predicament by making shifts
between
different types of mortgage-backed securities or between mortgage-backed and asset-backed securities. For example, we sold Fannie Mae (FNMA) mortgage-backed securities with
7.5%
coupons and purchased securities backed by mortgages with smaller-than-average loan balances on the belief that homeowners are much less likely to refinance a mortgage that is practically paid off.

As our concern about prepayments grew and the global financial crisis deepened, we began to sell mortgage-backed securities in favor of Treasuries, which are not subject to prepayments.

    Portfolio Composition.
   Expressed as a percentage
of total investments as of 12/31/98.
           (PIE CHART)

What Went Well.

Limited Success.
Our efforts to minimize prepayments on the Fund's mortgage-backed securities met with limited success. For example, we purchased mortgage-backed securities with smaller-than-average loan balances and sold some of our higher-coupon mortgage pass-through securities.
These moves helped the Fund to better weather the onslaught of prepayments in 1998.

And Not So Well.
Our Duration Was Not Long Enough.
Fund returns lagged the Lipper average mainly because of our late shifts in asset allocation. We should have bought Treasuries much earlier and more aggressively than we did. Treasuries performed significantly better than other sectors of the U.S. bond market, particularly from August through early October. Investors fled to Treasuries for their relative safety and sold securities that carried greater credit risk after the global financial crisis spread from Asia to Russia and Latin America.

During this critical period, the Fund's exposure to Treasuries averaged approximately 24% of its total investments. Had the Fund held more Treasuries, its duration (a measure of sensitivity to interest rate fluctuations) would have been longer.
Having a longer duration would have enabled it to derive greater benefit from the strong rally in Treasuries.

In the autumn, the Federal Reserve took steps to calm financial markets and restore faith in the U.S. economy. It cut the Federal funds rate (the rate banks charge each other for overnight loans) by a quarter percentage point on September 29, October 15, and
November 17, leaving the key rate at 4.75%. Reassured by the Fed's moves, the flight to quality began to reverse. In hindsight, this was the time to begin taking profits on Treasuries and selectively buying higher-coupon mortgage-backed securities, which were still relatively inexpensive. Our failure to aggressively make this move also detracted from Fund returns, as did the poor performance of some of our asset-backed securities.

Five Largest
Holdings.

22.3%  FNMA
10.5%  GNMA MIDGET
6.0%   FMAC
5.0%   U.S. Treasury Note,
       4.25%, 11/15/2003
4.9%   FHLMC GOLD

Expressed as a percentage of net assetsas of 12/31/98.


Looking Ahead.
We believe U.S. economic growth will moderate in 1999. If the economy behaves as expected, the 30-year Treasury bond yield could fluctuate in a range of 4.75% to 5.75% this year. Debt securities that offer incremental yield over Treasuries, such as mortgage-backed securities, would stand a good chance of performing better than Treasuries under these market conditions. Since the Mortgage Income Fund merged with the Government Income Fund, we will be looking for opportunities to increase the Government Income Fund's exposure to mortgage-backed securities and higher-quality asset-backed securities.

President's Letter                          February 16,
1999
(PICTURE)

Dear Shareholder:
Many major equity market indexes ended 1998 on the upswing -
- posting
an unprecedented fourth consecutive year of double-digit returns -- as many stocks rebounded off their early October lows. Bond investors were also cheered by healthy returns on U.S. Treasuries and investment-grade corporate debt, as well as certain Western European bonds.

Unfortunately, the equity market's advance was neither broad nor deep.
It was limited primarily to stocks of larger companies with established records of growth. Investors ignored the stocks of both undervalued companies and smaller companies in a "flight to quality" stemming from financial turmoil in Asia and fears of a recession in the
United States. Accordingly, growth-style investors in large-company stocks outperformed value-style investors by the widest margins in nearly 24 years -- and not since the Great Depression have large-company stocks so outperformed stocks of small companies.

The rally in bonds was not universal either. While government bonds -- especially Treasuries -- enjoyed strong appeal, investors were cool toward lower-rated issues. High yield bonds, therefore, saw yields rise while prices fell.

What We Can Learn From '98

The volatility of 1998 underscores points all investors should keep in mind: Financial markets will rise and fall, sometimes dramatically. Because asset classes seldom move in lockstep, owning a mix of value- and growth-oriented mutual funds in addition to bond and money market funds can help lessen the effects of market volatility.

Generally speaking, long-term success in investment management comes from remaining true to an investment discipline -- even when it is out of favor. Investors who maintain a long-term perspective and don't sell during market lows are more likely to regain lost ground, and while past events cannot foretell future performance, stocks and bonds have produced attractive returns ahead of inflation over time.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

Brian M. Storms
President

Portfolio of Investments as
of December 31, 1998                  PRUDENTIAL MORTGAGE
INCOME FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.3%
------------------------------------------------------------
             Securities--15.8%
             Bayview Financial
               Acquisition Trust,
$  4,367     Ser. 98-1 AI, 7.01%, 5/25/29           $
4,404,554
             Contimortgage Home Equity Loan
               Trust,
   2,875     Ser. 97-1 M2, 7.67%, 3/15/28
2,878,594
             Federal Home Loan Mortgage Corp.,
               Loan Receivable Trust,
  33,308     Ser. 97-A, AX, 2.79%, 4/15/19, I/O
4,423,770
   4,000     Ser. 97-B, C, 7.40%, 9/15/19
3,956,875
             Money Store Home Impvt. Ln. Trust,
   6,125     Ser. 97-1 M2, 8.07%, 5/15/23
6,297,406
                                                    --------
----
             Total asset-backed securities
               (cost $22,412,606)
21,961,199
                                                    --------
----
------------------------------------------------------------
Collateralized Mortgage Obligation--4.7%
             Federal Home Loan Mortgage Corp.,
   6,500     Ser. 98 C, 6.425%, 2/17/30, REMIC
               (cost $6,569,062)
6,502,031
------------------------------------------------------------
Corporate Bond--3.7%
             Merck and Co.,
   5,000     5.76%, 5/03/37
               (cost $5,000,000)
5,212,500
------------------------------------------------------------
U.S. Government Agency Mortgage
Pass-through Obligations--43.9%
             Federal Home Loan Mortgage Corp. (Gold),
   6,391     9.00%, 1/01/20
6,802,656
             Federal National Mortgage
               Association,
   4,000     5.86%, 8/20/03
4,051,880
  30,714     6.50%, 4/01/11 - 7/01/28
31,000,003
       5     7.00%, 4/01/08
4,625
   4,478     7.50%, 6/01/10
4,608,153
      15     8.00%, 10/01/24
15,906
             Government National Mortgage
               Association,
  14,159     7.50%, 7/15/07 - 7/15/24
14,602,884
                                                    --------
----
             Total U.S. government agency
               mortgage pass-through obligations
               (cost $60,371,610)
61,086,107
                                                    --------
----
U.S. Government Obligations--29.2%
             United States Treasury Bonds,
 $ 3,000     12.00%, 8/15/13                        $
4,580,160
             United States Treasury Notes,
   7,100(a)  4.25%, 11/15/03
7,009,049
     900     5.25%, 8/15/03
922,923
   6,000     5.50%, 1/31/03
6,177,180
   3,000     5.50%, 5/31/03
3,097,500
   5,000     6.125%, 8/15/07
5,460,950
   3,280     6.50%, 5/31/01
3,416,842
   5,000     7.875%, 11/15/04
5,792,950
   3,000     12.375%, 5/15/04
4,072,500
                                                    --------
----
             Total U.S. government obligations
               (cost $40,155,130)
40,530,054
                                                    --------
----
             Total long-term investments
               (cost $134,508,408)
135,291,891
                                                    --------
----
SHORT-TERM INVESTMENT--2.6%
------------------------------------------------------------
Repurchase Agreement
             Joint Repurchase Agreement Account,
   3,612     4.69%, 1/04/99
               (cost $3,612,000; Note 5)
3,612,000
                                                    --------
----
------------------------------------------------------------
Total Investments--99.9%
             (cost $138,120,408; Note 4)
138,903,891
             Other assets in excess of
               liabilities--0.1%
77,228
                                                    --------
----
             Net Assets--100%
$138,981,119
                                                    --------
----
                                                    --------
----
---------------
I/O--Interest Only
R.E.M.I.C.--Real Estate Mortgage Investment Conduit
(a) Security on Loan (Note 1).
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3


Statement of Assets and Liabilities        PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
Assets
December 31, 1998
Investments, at value (cost
$138,120,408)...............................................
 ................        $ 138,903,891
Cash........................................................
 ............................................
606
Interest
receivable..................................................
 ...................................            1,229,645
Receivable for Fund shares
sold........................................................
 .................               17,108
Securities lending income
receivable..................................................
 ..................                2,466
Other
assets......................................................
 ......................................                3,527

-----------------
   Total
assets......................................................
 ...................................          140,157,243

-----------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................              699,125
Accrued
expenses....................................................
 ....................................              335,839
Management fee
payable.....................................................
 .............................               60,153
Deferred Director's
fees........................................................
 ........................               43,183
Dividends
payable.....................................................
 ..................................               22,098
Distribution fee
payable.....................................................
 ...........................               15,726

-----------------
   Total
liabilities.................................................
 ...................................            1,176,124

-----------------
Net
Assets......................................................
 ........................................        $
138,981,119

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................        $      96,985
   Paid-in capital in excess of
par.........................................................
 ............          154,362,053

-----------------

154,459,038
   Undistributed net investment
income......................................................
 ............              709,156
   Accumulated net realized loss on
investments.................................................
 ........          (16,970,558)
   Net unrealized appreciation on
investments.................................................
 ..........              783,483

-----------------
Net assets, December 31,
1998........................................................
 ...................        $ 138,981,119

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($86,016,986 / 6,002,745 shares of common stock issued
and outstanding)...........................
$14.33
   Maximum sales charge (4% of offering
price)......................................................
 ....                  .60

-----------------
   Maximum offering price to
public......................................................
 ...............               $14.93

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($50,056,391 / 3,492,948 shares of common stock issued
and outstanding)...........................
$14.33

-----------------

-----------------
Class C:
   Net asset value, and redemption price per share
      ($1,444,536 / 100,803 shares of common stock issued
and outstanding)..............................
$14.33
   Maximum sales charge (1% of offering
price)......................................................
 ....                  .14

-----------------
   Maximum offering price to
public......................................................
 ...............               $14.47

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,463,206 / 101,966 shares of common stock issued
and outstanding)..............................
$14.35

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

PRUDENTIAL MORTGAGE INCOME FUND, INC.
Statement of Operations
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1998
Income
   Interest..............................      $10,699,264
   Dollar roll income....................          144,524
   Income from securities loaned, net....           64,377
                                            ----------------
-
                                                10,908,165
                                            ----------------
-
Expenses
   Management fee........................          765,289
   Distribution fee--Class A.............          133,083
   Distribution fee--Class B.............          343,287
   Distribution fee--Class C.............            6,467
   Transfer agent's fees and expenses....          264,000
   Custodian's fees and expenses.........          120,000
   Reports to shareholders...............           70,000
   Audit fee and expenses................           28,000
   Registration fees.....................           25,000
   Directors' fees and expenses..........           21,000
   Legal fees and expenses...............           15,000
   Miscellaneous.........................            5,859
                                            ----------------
-
      Total expenses.....................        1,796,985
                                            ----------------
-
Net investment income....................        9,111,180
                                            ----------------
-
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...............          896,349
   Futures transactions..................          (17,028)
   Written option transactions...........           30,469
                                            ----------------
-
                                                   909,790
                                            ----------------
-
Net change in unrealized depreciation of
   investments...........................       (2,894,283)
                                            ----------------
-
Net loss on investments..................       (1,984,493)
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................      $ 7,126,687
                                            ----------------
-
                                            ----------------
-

PRUDENTIAL MORTGAGE INCOME FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
Increase (Decrease)                   Year Ended December
31,
in Net Assets                           1998            1997
Operations
   Net investment income..........  $  9,111,180    $
11,178,263
   Net realized gain on
      investments.................       909,790
673,963
   Net change in unrealized
      appreciation (depreciation)
      of investments..............    (2,894,283)
1,996,049
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...     7,126,687
13,848,275
                                    ------------    --------
----
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A.....................    (5,541,024)
(5,736,643)
      Class B.....................    (3,503,015)
(4,768,059)
      Class C.....................       (67,545)
(48,744)
      Class Z.....................       (54,683)
(571)
                                    ------------    --------
----
                                      (9,166,267)
(10,554,017)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares sold......    17,994,308
6,513,533
   Net asset value of shares
      issued in
      reinvestment of dividends...     5,824,455
6,604,996
   Cost of shares reacquired......   (48,045,639)
(41,590,299)
                                    ------------    --------
----
   Net decrease in net assets from
      Fund share transactions.....   (24,226,876)
(28,471,770)
                                    ------------    --------
----
Total decrease....................   (26,266,456)
(25,177,512)
Net Assets
Beginning of year.................   165,247,575
190,425,087
                                    ------------    --------
----
End of year(a)....................  $138,981,119
$165,247,575
                                    ------------    --------
----
                                    ------------    --------
----
(a) Includes undistributed net
   investment income of:..........  $    709,156    $
764,243
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Notes to Financial Statements              PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
The Prudential Mortgage Income Fund, Inc. (the 'Fund'), is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The investment objective of the Fund is to achieve
a high level of
income over the long-term consistent with providing
reasonable safety by
investing primarily in mortgage-related instruments,
including securities
guaranteed as to timely payment of principal and interest by the Government
National Mortgage Association (GNMA), other mortgage-backed
securities issued or
guaranteed by agencies or instrumentalities of the U.S.
Government, and
non-agency mortgage instruments, along with obligations
using mortgages as
collateral. The ability of issuers of debt securities, held
by the Fund, other
than those issued or guaranteed by the U.S. Government, to
meet their
obligations may be affected by economic developments in a
specific industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: The Fund values portfolio securities on the basis of prices provided by dealers or by a pricing service which uses
information such as
market values, maturities, yields, call features and
developments relating to
specific securities in determining values.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, takes
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction,
including accrued interest.
If the seller defaults and the value of the collateral
declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Since certain mortgage-backed
securities, such as
GNMAs, only settle on one day each month, there can be
occasions when, pending
settlement, there may be substantial short-term securities
in the portfolio
available to fund the purchases of these mortgage-backed
securities. Realized
gains and losses on sales of investments are calculated on
the identified cost
basis. Interest income is recorded on the accrual basis. The
Fund amortizes
original issue discount paid on purchases of portfolio
securities as adjustments
to interest income. Expenses are recorded on the accural
basis which may require
the use of certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Securities Lending: The Fund may lend portfolio securities
to brokers or
dealers, banks or other recognized institutional borrowers
of securities,
provided that the borrower at all times maintains cash or
other liquid assets or
secures an irrevocable letter of credit in favor of the Fund in an amount equal
to at least 100% of the market value of the securities
loaned. During the time
portfolio securities are on loan, the borrower will pay the
Fund an amount
equivalent to any dividend or interest paid on such
securities and the Fund may
invest the cash collateral and earn additional income, or it may receive an
agreed-upon amount of interest income from the borrower. In
these transactions,
there are risks of delay in recovery and in some cases even
loss of rights in
the collateral should the borrower of the securities fail
financially. Loans are
subject to termination at the option of the borrower or the
Fund. The Fund may
pay reasonable finders', administrative and custodial fees
in connection with a
loan of its securities and may share the interest earned on
the collateral with
the borrower.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Fund each day, depending on the
daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates with respect to securities which
the Fund currently
owns or intends to purchase. When the Fund purchases an
option, it pays a
premium and an amount equal to that premium is recorded as
an investment. When
the Fund writes an option, it receives a premium and an
amount equal to that
premium is recorded as a liability. The investment or
liability is adjusted
daily to reflect the current market
------------------------------------------------------------
--------------------
                                       6

Notes to Financial Statements              PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
value of the option. If an option expires unexercised, the
Fund realizes a gain
or loss to the extent of the premium received or paid. If an option is
exercised, the premium received or paid is an adjustment to
the proceeds from
the sale or the cost basis of the purchase in determining
whether the Fund has
realized a gain or loss. The difference between the premium
and the amount
received or paid on effecting a closing purchase or sale
transaction is also
treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions. Gain or loss on
written options is presented separately as net realized gain
(loss) on written
option transactions. There were no written opitons
outstanding at December 31,
1998.
Dollar Rolls: The Fund enters into mortgage dollar rolls in
which the Fund sells
mortgage securities for delivery in the current month,
realizing a gain or loss,
and simultaneously contracts to repurchase somewhat similar
(same type, coupon
and maturity) securities on a specified future date. During
the roll period the
Fund forgoes principal and interest paid on the securities.
The Fund is
compensated by the interest earned on the cash proceeds of
the initial sale and
by the lower repurchase price at the future date. The
difference between the
sale proceeds and the lower repurchase price is taken into
income. The Fund
maintains a segregated account, the dollar value of which is equal to its
obligations, in respect of dollar rolls.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable net income
and net capital gains,
if any, to its shareholders. Therefore, no federal income
tax provision is
required.
Dividends and Distributions: Dividends from net investment
income are declared
daily and paid monthly. The Fund will distribute at least
annually any net
capital gains in excess of loss carryforwards. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants' Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income, Capital Gain,
and Return of Capital
Distributions by Investment Companies. The effect of
applying this statement was
to decrease accumulated net realized losses by $1,981,853,
and decrease paid in
capital in excess of par by $1,981,853 which represents the
expiration of a
portion of the capital loss carryforward. Net realized gains and net assets were
not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Fund.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Class A, Class
B, Class C and Class
Z shares of the Fund through May 31, 1998. Prudential
Investment Management
Services LLC ('PIMS') became the distributor of the Fund
effective June 1, 1998
and is serving the Fund under the same terms and conditions
as under the
arrangement with PSI. The Fund compensated PSI and PIMS for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by them. The distribution fees for Class A, B and C shares are accrued
daily and payable monthly. No distribution or service fees
are paid to PSI as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .75 of 1%
and 1%, of the average daily net assets of the Class A, B
and C shares,
respectively. Such expenses under the Plans were .15 of 1%,
 .75 of 1% and .75 of
1% of the average daily net assets of Class A, B and C
shares, respectively, for
the period January 1, 1998 through August 26, 1998.
Effective August 27, 1998
such expenses under the Plans were .15 of 1%, .10 of 1% and
 .25 0f 1% of the
average daily net assets of the Class A, B and C shares,
respectively.
PSI and PIMS have advised the Fund that they have received
approximately $21,800
in front-end sales charges resulting from sales of Class A
shares and after
November 2, 1998 Class C shares for the year ended December
31, 1998. From these
fees, PSI and PIMS paid such sales
------------------------------------------------------------
--------------------
                                       7

Notes to Financial Statements              PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
charges to dealers, which in turn paid commissions to
salespersons and incurred
other distribution costs.
PSI and PIMS have advised the Fund that for the year ended
December 31, 1998,
they received approximately $87,400 in contingent deferred
sales charges imposed
upon certain redemptions by Class B and C shareholders.
PSI, PIFM, PIMS and PIC are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
during the year
ended December 31, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on December 29, 1998 and has been extended through
February 28, 1999
under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the year
ended December 31, 1998,
the Fund incurred fees of approximately $245,000 for the
services of PMFS. As of
December 31, 1998, approximately $19,000 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments and dollar rolls, for the year ended December 31, 1998 aggregated $368,558,255 and $372,783,075, respectively.
The average balance of dollar rolls outstanding during the year ended December
31, 1998 was approximately $12,610,000. The Fund did not hold any outstanding dollar rolls at December 31, 1998.
As of December 31, 1998, the Fund had securities on loan with aggregate market value of $7,009,049. As of this date, the collateral held for securities on loan was comprised of U.S. government securities with an aggregate market value of
$7,293,225.
The cost basis of investments for federal income tax purposes at December 31,
1998 was substantially the same for financial reporting purposes and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $783,483 (gross unrealized appreciation-- $1,930,104; gross unrealized depreciation--$1,146,621).
The Fund had a capital loss carryforward as of December 31, 1998 of approximately $16,938,400 of which $16,220,800 expires in 2002 and $717,600 expires in 2005. Such carryforward is after utilization of approximately
$666,000 to offset net taxable gains recognized during the year ended December
31, 1998. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.
During the fiscal year ended December 31, 1998, approximately $1,981,800 of capital loss carryforward expired unused.

Transactions in options written during the period ended
December 31, 1998, were
as follows:

                                         Number of
                                         Contracts
Premiums
                                           (000)
Received
                                         ----------   ------
--
Options written........................      300
$30,469
Options expired........................      300
(30,469 )
                                             ---      ------
--
Options outstanding at December 31,
  1998.................................        0      $
0
                                             ---      ------
--
                                             ---      ------
--

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
December 31, 1998, the
Fund has a .52% undivided interest in the joint account. The undivided interest
for the Fund represents $3,612,000 in the principal amount.
As of such date,
each repurchase agreement in the joint account and the
collateral therefor were
as follows:
Bear, Stearns & Co. Inc., 4.75%, in the principal amount of
$165,000,000,
repurchase price $165,087,083, due 1/4/99. The value of the
collateral including
accrued interest is $169,478,699.
Deutsche Bank Securities Inc., 4.80%, in the principal
amount of $100,000,000,
repurchase price $100,053,333, due 1/4/99. The value of the
collateral including
accrued interest is $102,001,052.
Goldman, Sachs & Co., 4.25%, in the principal amount of
$93,088,000, repurchase
price $93,131,958, due 1/4/99. The value of the collateral
including accrued
interest is $94,950,662.
Morgan (J.P.) Securities Inc., 4.75%, in the principal
amount of $165,000,000,
repurchase price $165,087,083, due 1/4/99. The value of the
collateral including
accrued interest is $168,300,696.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements              PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
Warburg Dillon Read LLC, 4.75%, in the principal amount of
$165,000,000,
repurchase price $165,087,083, due 1/4/99. The value of the
collateral including
accrued interest is $168,529,699.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year.
Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Fund has authorized 500 million shares of common stock,
$.01 par value per share, equally divided into four classes, designated Class A,
Class B, Class C and Class Z.
Transactions in shares of common stock were as follows:

Class A                                 Shares        Amount
------------------------------------  ----------   ---------
----
Year ended December 31, 1998:
Shares sold.........................     859,278   $
12,402,728
Shares issued in reinvestment of
  dividends and distributions.......     257,391
3,704,830
Shares reacquired...................  (1,685,583)
(24,275,680)
                                      ----------   ---------
----
Net decrease in shares outstanding
  before conversion.................    (568,914)
(8,168,122)
Shares issued upon conversion from
  Class B...........................     333,947
4,818,898
                                      ----------   ---------
----
Net decrease in shares
  outstanding.......................    (234,967)  $
(3,349,224)
                                      ----------   ---------
----
                                      ----------   ---------
----
Year ended December 31, 1997:
Shares sold.........................     196,213   $
2,817,711
Shares issued in reinvestment of
  dividends and distributions.......     272,081
3,897,976
Shares reacquired...................  (1,350,280)
(19,341,070)
                                      ----------   ---------
----
Class A                                 Shares        Amount
------------------------------------  ----------   ---------
----
Net decrease in shares outstanding
  before conversion.................    (881,986)  $
(12,625,383)
Shares issued upon conversion from
  Class B...........................     554,627
7,950,244
                                      ----------   ---------
----
Net decrease in shares
  outstanding.......................    (327,359)  $
(4,675,139)
                                      ----------   ---------
----
                                      ----------   ---------
----
Class B
------------------------------------
Year ended December 31, 1998:
Shares sold.........................     179,286   $
2,578,104
Shares issued in reinvestment of
  dividends and distributions.......     140,551
2,020,071
Shares reacquired...................  (1,573,683)
(22,635,516)
                                      ----------   ---------
----
Net decrease in shares outstanding
  before conversion.................  (1,253,846)
(18,037,341)
Shares reacquired upon conversion
  into Class A......................    (334,670)
(4,818,898)
                                      ----------   ---------
----
Net decrease in shares
  outstanding.......................  (1,588,516)  $
(22,856,239)
                                      ----------   ---------
----
                                      ----------   ---------
----
Year ended December 31, 1997:
Shares sold.........................     243,748   $
3,481,986
Shares issued in reinvestment of
  dividends and distributions.......     188,146
2,687,530
Shares reacquired...................  (1,548,780)
(22,088,732)
                                      ----------   ---------
----
Net decrease in shares outstanding
  before conversion.................  (1,116,886)
(15,919,216)
Shares reacquired upon conversion
  into Class A......................    (556,068)
(7,950,244)
                                      ----------   ---------
----
Net decrease in shares
  outstanding.......................  (1,672,954)  $
(23,869,460)
                                      ----------   ---------
----
                                      ----------   ---------
----
Class C
------------------------------------
Year ended December 31, 1998:
Shares sold.........................      70,555   $
1,012,909
Shares issued in reinvestment of
  dividends and distributions.......       3,235
46,434
Shares reacquired...................     (35,357)
(508,077)
                                      ----------   ---------
----
Net increase in shares
  outstanding.......................      38,433   $
551,266
                                      ----------   ---------
----
                                      ----------   ---------
----
Year ended December 31, 1997:
Shares sold.........................      11,549   $
166,049
Shares issued in reinvestment of
  dividends and distributions.......       1,325
18,937
Shares reacquired...................     (10,595)
(150,716)
                                      ----------   ---------
----
Net increase in shares
  outstanding.......................       2,279   $
34,270
                                      ----------   ---------
----
                                      ----------   ---------
----

------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements              PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class Z                                 Shares        Amount
------------------------------------  ----------   ---------
----
Year ended December 31, 1998:
Shares sold.........................     139,221   $
2,000,567
Shares issued in reinvestment of
  dividends and distributions.......       3,694
53,120
Shares required.....................     (43,619)
(626,366)
                                      ----------   ---------
----
Net increase in shares
  outstanding.......................      99,296   $
1,427,321
                                      ----------   ---------
----
                                      ----------   ---------
----
March 18, 1997(a) through
  December 31, 1997:
Shares sold.........................       3,313   $
47,787
Shares issued in reinvestment of
  dividends and distributions.......          38
553
Shares reacquired...................        (681)
(9,781)
                                      ----------   ---------
----
Net increase in shares
  outstanding.......................       2,670   $
38,559
                                      ----------   ---------
----
                                      ----------   ---------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------

Note 7. Reorganization
On August 26, 1998, the Board of Directors of the Fund
approved an Agreement and
Plan of Reorganization (the 'Plan') which provides for the
transfer of all of
the assets of the Fund to Prudential Government Income Fund,
Inc. (the
'Government Income Fund') in exchange solely for Class A,
Class B, Class C and
Class Z shares of the Government Income Fund and the
Government Income Fund's
assumption of the liabilities of the Fund.
The Plan was approved by the shareholders of the Fund at a
shareholder meeting
held on January 14, 1999. The reorganization took place on
January 22, 1999. The
Government Income Fund acquired all the net assets of the
Fund. The acquisition
was accomplished by a tax-free exchange of 9,216,898 Class A shares, 5,348,680
Class B shares, 157,566 Class C shares and 15,040 Class Z
shares of the
Government Income Fund (valued at $136,328,057) for
5,987,100 Class A shares,
3,471,950 Class B shares, 102,280 Class C shares and 9,738
Class Z shares,
respectively, of the Fund outstanding on January 22, 1999.
The Fund's net assets
at that date ($136,328,057), inculding $522,334 of
unrealized appreciation, were
combined with those of the Government Income Fund. The
aggregate net assets of
the Fund and Government Income Fund immediately before the
acquision were
$136,370,491 and $1,241,551,749 respectively. The Mortgage
Income Fund and the
Government Income Fund each bore their pro rata shares of
the costs of the
reorganization, including cost of proxy solicitation.
------------------------------------------------------------
--------------------
                                       10

Financial Highlights                       PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                       -----
--------------------------------------------------

Year Ended December 31,
                                                       -----
--------------------------------------------------
                                                        1998
1997        1996       1995(a)     1994(a)
                                                       -----
--     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..................   $
14.53     $ 14.25     $ 14.61     $ 13.50     $14.75
                                                       -----
--     -------     -------     -------     -------
Income from investment operations
Net investment income...............................
 .88         .95(c)      .93(c)      .89        .90
Net realized and unrealized gain (loss) on
   investment transactions..........................
(.18)        .23        (.39)       1.18      (1.19 )
                                                       -----
--     -------     -------     -------     -------
   Total from investment operations.................
 .70        1.18         .54        2.07       (.29 )
                                                       -----
--     -------     -------     -------     -------
Less distributions
Dividends to shareholders from net investment
   income...........................................
(.90)       (.90)       (.90)       (.89)      (.90 )
Dividends to shareholders in excess of net
   investment income................................
--          --          --        (.07)        --
Tax return of capital distributions.................
--          --          --          --       (.06 )
                                                       -----
--     -------     -------     -------     -------
   Total distributions..............................
(.90)       (.90)       (.90)       (.96)      (.96 )
                                                       -----
--     -------     -------     -------     -------
Net asset value, end of year........................   $
14.33     $ 14.53     $ 14.25     $ 14.61     $13.50
                                                       -----
--     -------     -------     -------     -------
                                                       -----
--     -------     -------     -------     -------
TOTAL RETURN(b):....................................
4.97%       8.57%       4.12%      15.53%     (2.01 )%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of year (000).......................
$86,017     $90,639     $93,555     $99,183     $8,762
Average net assets (000)............................
$88,722     $91,094     $93,766     $90,854     $9,874
Ratios to average net assets:
   Expenses, including distribution fees............
1.01%        .96%(c)    1.12%(c)    1.27%      1.13 %
   Expenses, excluding distribution fees............
 .86%        .81%(c)     .97%(c)    1.12%       .98 %
   Net investment income............................
6.11%       6.65%(c)    6.56%(c)    6.27%      6.42 %
For Class A, B, C and Z Shares:
Portfolio turnover rate.............................
246%        178%         65%        193%       560 %

---------------
(a) Based on average shares outstanding, by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(c) Net of management fee waiver.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Financial Highlights                       PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                       -----
-----------------------------------------------------

Year Ended December 31,
                                                       -----
-----------------------------------------------------
                                                        1998
1997         1996       1995(a)      1994(a)
                                                       -----
--     -------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..................   $
14.50     $ 14.22     $  14.57     $  13.47     $  14.71
                                                       -----
--     -------     --------     --------     --------
Income from investment operations
Net investment income...............................
 .87         .88(c)       .85(c)       .82          .82
Net realized and unrealized gain (loss) on
   investment transactions..........................
(.23)        .21         (.39)        1.15        (1.19)
                                                       -----
--     -------     --------     --------     --------
   Total from investment operations.................
 .64        1.09          .46         1.97         (.37)
                                                       -----
--     -------     --------     --------     --------
Less distributions
Dividends to shareholders from net investment
   income...........................................
(.81)       (.81)        (.81)        (.82)        (.82)
Dividends to shareholders in excess of net
   investment income................................
--          --           --         (.05)          --
Tax return of capital distributions.................
--          --           --           --         (.05)
                                                       -----
--     -------     --------     --------     --------
   Total distributions..............................
(.81)       (.81)        (.81)        (.87)        (.87)
                                                       -----
--     -------     --------     --------     --------
Net asset value, end of year........................   $
14.33     $ 14.50     $  14.22     $  14.57     $  13.47
                                                       -----
--     -------     --------     --------     --------
                                                       -----
--     -------     --------     --------     --------
TOTAL RETURN(b):
4.62%       7.84%        3.53%       14.78%       (2.57)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of year (000).......................
$50,056     $73,665      $96,016     $125,463     $245,437
Average net assets (000)............................
$62,293     $83,848     $109,812     $146,290     $279,946
Ratios to average net assets:
   Expenses, including distribution fees............
1.38%       1.56%(c)     1.72%(c)     1.87%        1.73%
   Expenses, excluding distribution fees............
 .86%        .81%(c)      .97%(c)     1.12%         .98%
   Net investment income............................
5.73%       6.05%(c)     5.95%(c)     5.82%        5.82%

---------------
(a) Based on average shares outstanding, by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(c) Net of management fee waiver.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Financial Highlights                       PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class C                                Class Z
                                                       -----
----------------------------------------------------     ---
---------

August 1,

1994(c)

Year Ended December 31,                through         Year
Ended
                                                       -----
-----------------------------------     December 31,
December 31,
                                                        1998
1997       1996      1995(a)       1994(a)            1998
                                                       -----
-     ------     ------     -------     ------------     ---
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................
$14.50     $14.22     $14.57     $13.47         $14.01
$14.54
                                                       -----
-     ------     ------     -------         -----
-----
Income from investment operations
Net investment income...............................
 .85        .87(f)     .85(f)     .81            .30
 .88
Net realized and unrealized gain (loss) on
   investment transactions..........................
(.21)       .22       (.39)      1.16           (.49)
(.15)
                                                       -----
-     ------     ------     -------         -----
-----
   Total from investment operations.................
 .64       1.09        .46       1.97           (.19)
 .73
                                                       -----
-     ------     ------     -------         -----
-----
Less distributions
Dividends to shareholders from net investment
   income...........................................
(.81)      (.81)      (.81)      (.81 )         (.30)
(.92)
Dividends to shareholders in excess of net
   investment income................................       -
-         --         --       (.06 )           --
--
Tax return of capital distributions.................       -
-         --         --         --           (.05)
--
                                                       -----
-     ------     ------     -------         -----
-----
   Total distributions..............................
(.81)      (.81)      (.81)      (.87 )         (.35)
(.92)
                                                       -----
-     ------     ------     -------         -----
-----
Net asset value, end of period......................
$14.33     $14.50     $14.22     $14.57         $13.47
$14.35
                                                       -----
-     ------     ------     -------         -----
-----
                                                       -----
-     ------     ------     -------         -----
-----
TOTAL RETURN(b):
4.62%      7.84%      3.53%     14.78 %        (1.32)%
5.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of period (000).....................
$1,445       $904       $854       $655           $515
$1,463
Average net assets (000)............................
$1,198       $857       $746       $599           $460
$846
Ratios to average net assets:
   Expenses, including distribution fees............
1.44%      1.56%(f)   1.72%(f)   1.87 %         1.82%(e)
 .86%
   Expenses, excluding distribution fees............
 .86%       .81%(f)    .97%(f)   1.12 %         1.08%(e)
 .86%
   Net investment income............................
5.69%      6.05%(f)   5.95%(f)   5.72 %         5.32%(e)
6.08%
                                                       March
18,

1997(d)

through

December 31,

1997
                                                      ------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................
$14.13
                                                          --
---
Income from investment operations
Net investment income...............................
 .74(f)
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .39
                                                          --
---
   Total from investment operations.................
1.13
                                                          --
---
Less distributions
Dividends to shareholders from net investment
   income...........................................
(.72)
Dividends to shareholders in excess of net
   investment income................................
--
Tax return of capital distributions.................
--
                                                          --
---
   Total distributions..............................
(.72)
                                                          --
---
Net asset value, end of period......................
$14.54
                                                          --
---
                                                          --
---
TOTAL RETURN(b):
8.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of period (000).....................
$39
Average net assets (000)............................
$9
Ratios to average net assets:
   Expenses, including distribution fees............
 .81%(e)(f)
   Expenses, excluding distribution fees............
 .81%(e)(f)
   Net investment income............................
6.88%(e)(f)

---------------
(a) Based on average shares outstanding, by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
(f) Net of management fee waiver.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Report of Independent Accountants          PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential Mortgage Income Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Mortgage Income Fund,
Inc. (the 'Fund') at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
As described in note 7, to the financial statements the Fund's Board of
Directors and shareholders approved a reorganization plan whereby the Fund merged into the Prudential Government Income Fund.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 23, 1999

Tax Information (Unaudited)                PRUDENTIAL
MORTGAGE INCOME FUND, INC.
------------------------------------------------------------
--------------------
We are required by Massachusetts, Missouri and Oregon to
inform you that
dividends which have been derived from interest on federal
obligations are not
taxable to shareholders providing the Mutual Fund meets
certain requirements
mandated by the respective state's taxing authorities. We
are pleased to report
that 14.17% of the dividends paid by Prudential Mortgage
Income Fund, Inc.
qualifies for such deduction.
We wish to advise you that the corporate dividends received
deduction for the
Fund is zero. Only funds that invest in U.S. equity
securities are entitled to
pass-through a corporate dividends received deduction.
------------------------------------------------------------
--------------------
                                       14

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help.
So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Comparing A $10,000 Investment.
-----------------------------------------------
Prudential Mortgage Income Fund, Inc. vs. the
Lehman Brothers Mortgage-Backed Securities Index.

/ / Prudential Mortgage Income Fund, Inc.
--- Lehman Brothers Mortgage-Backed Securities Index

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Mortgage Income Fund, Inc. (Class A, B, C, and
Z shares) with a similar investment in the Lehman Brothers Mortgage-Backed Securities Index (the MBS Index) by portraying the initial account values at the commencement of operations of Class A, Class C, and Class Z shares, and for 10 years for
Class B shares, and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, 1988 for Class B shares, 1994 for Class C shares, and 1997 for Class Z shares.
For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed that (a) the maximum applicable front-end sales load was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1998; (c) beginning November 2, 1998, Class C shares are subject to a front-end sales load of 1% and a CDSC of 1% for 18 months; (d) all recurring fees (including management fees) were deducted; and (e) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class
Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Fund's average annual total returns would have been lower, as indicated in parentheses ( ).

The MBS Index is a weighted index that covers the mortgage-backed pass-through securities for Ginnie Mae (GNMA), Fannie Mae
(FNMA),
and Freddie Mac (FHLMC). The MBS Index is unmanaged and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities held in the MBS Index may differ substantially from those held by the Fund. The MBS Index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Average Annual
Total Returns - Class A
-------------------------
With Sales Load
6.61% Since Inception (6.58%)
5.22% for 5 Years (5.16%)                  Class A (GRAPH)
0.77% for 1 Year

Without Sales Load
7.10% Since Inception (7.07%)
6.08% for 5 Years (6.02%)
4.97% for 1 Year


Average Annual
Total Returns - Class B
-------------------------
With Sales Load
8.37% Since Inception (8.33%)
7.00% for 10 Years (6.97%)
5.32% for 5 Years (5.27%)             Class B (GRAPH)
-0.38% for 1 Year

Without Sales Load
8.37% Since Inception (8.33%)
7.00% for 10 Years (6.97%)
5.49% for 5 Years (5.43%)
4.62% for 1 Year


Average Annual
Total Returns - Class C
--------------------------
With Sales Load
6.30% Since Inception (6.23%)
2.57% for 1 Year                      Class C  (GRAPH)

Without Sales Load
6.54% Since Inception (6.47%)
4.62% for 1 Year


Average Annual
Total Returns - Class Z
-----------------------------
7.50% Since Inception (7.42%)
5.19% for 1 Year                       Class Z  (GRAPH)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Brian M. Storms
Nancy H. Teeters
Louis A. Weil, III

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743915209   MF102E
743915100
743915308
743915407